Cover	Feb. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2024
Entity File Number	001-08546
Entity Registrant Name	Trinity Place Holdings Inc.
Entity Central Index Key	0000724742
Entity Tax Identification Number	22-2465228
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	340 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10173
City Area Code	212
Local Phone Number	235-2190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 Par Value Per Share
Trading Symbol	TPHS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false